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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.  Schedule of Investments.

Schedules of Investments

ALGER CHINA U.S. GROWTH FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-96.6%

UNITED STATES - 29.0%

AEROSPACE & DEFENSE - 1.3%
BE Aerospace Inc.*	59,700	$577,299

AIR FREIGHT & LOGISTICS - 2.3%
United Parcel Service Inc., Cl. B	24,250	1,030,382

APPLICATION SOFTWARE - 1.9%
Autodesk Inc.*	53,000	877,680

ASSET MANAGEMENT & CUSTODY BANKS - 1.1%
Blackstone Group LP, /The	108,300	488,433

COAL & CONSUMABLE FUELS - .6%
Peabody Energy Corp.	10,600	265,000

COMMUNICATIONS EQUIPMENT - 4.0%
Cisco Systems Inc.*	80,450	1,204,336
QUALCOMM Inc.	17,200	594,260
		1,798,596
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 2.6%
Cummins Inc.	23,850	571,923
Deere & Co.	17,450	606,213
		1,178,136
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.7%
Mosaic Co., /The	21,350	761,554

HYPERMARKETS & SUPER CENTERS - 2.5%
Wal-Mart Stores Inc.	23,550	1,109,676

INDUSTRIAL MACHINERY - .9%
SPX Corp.	9,900	416,889

INTERNET SOFTWARE & SERVICES - 1.9%
Yahoo! Inc.*	71,200	835,176

OIL & GAS EQUIPMENT & SERVICES - .1%
Smith International Inc.	2,550	57,885

PERSONAL PRODUCTS - .9%
Avon Products Inc.	19,100	390,595

PHARMACEUTICALS - .7%
Johnson & Johnson	5,300	305,757

RESTAURANTS - 3.6%
Burger King Holdings Inc.	22,950	510,637
Yum! Brands Inc.	38,800	1,110,456
		1,621,093
SPECIALIZED FINANCE - .7%
CME Group Inc.	1,800	313,038

SYSTEMS SOFTWARE - 2.2%
Microsoft Corp.	56,950	973,845

TOTAL UNITED STATES		13,001,034
(Cost $21,054,910)

AUSTRALIA - 1.0%

OIL & GAS EXPLORATION & PRODUCTION - 1.0%
Linc Energy Ltd.*	563,050	444,734
(Cost $1,475,912)

BRAZIL - 5.1%

DIVERSIFIED METALS & MINING - 3.6%
Cia Vale do Rio Doce#	116,300	1,640,993

INTEGRATED OIL & GAS - 1.5%
Petroleo Brasileiro SA#	26,200	686,440

TOTAL BRAZIL		2,327,433
(Cost $2,308,760)

CANADA - 1.5%

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.5%
Potash Corp., of Saskatchewan	9,000	673,740
(Cost $1,105,753)

CHINA - 26.1%

COAL & CONSUMABLE FUELS - 2.0%
China Coal Energy Co.	536,000	384,723
China Shenhua Energy Co., Ltd.	225,500	480,755
		865,478
COMMUNICATIONS EQUIPMENT - 1.6%
ZTE Corp.	260,560	741,546

CONSTRUCTION & ENGINEERING - 1.3%
China Railway Construction Corp., Ltd.*	227,000	310,280
China Railway Group Ltd.*	507,008	284,717
		594,997
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 2.9%
China High Speed Transmission Equipment Group Co., Ltd.	545,000	638,502
China National Building Material Co., Ltd.	320,000	346,576
China South Locomotive and Rolling Stock Corp.*	702,822	331,998
		1,317,076
DIVERSIFIED BANKS - 2.2%
China Construction Bank Corp.	872,000	425,274
Industrial & Commercial Bank of China	1,369,000	578,777
		1,004,051
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Byd Co., Ltd.*	171,500	319,617
JA Solar Holdings Co., Ltd.*#	242,850	645,981
		965,598
GOLD - 1.1%
Zijin Mining Group Co., Ltd.	952,000	500,490

INTEGRATED OIL & GAS - .4%
China Petroleum & Chemical Corp.	326,000	175,734

INTEGRATED TELECOMMUNICATION SERVICES - .5%
China Communications Services Corp., Ltd.	404,000	242,057

INTERNET SOFTWARE & SERVICES - 4.8%
Baidu Inc.*#	3,100	399,187
Netease.com*#	70,000	1,330,700
Tencent Holdings Ltd.	70,000	427,695
		2,157,582
LIFE & HEALTH INSURANCE - 3.8%
China Life Insurance Co., Ltd.	504,000	1,326,446
Ping An Insurance Group Co., of China Ltd.	98,000	424,464
		1,750,910
PACKAGED FOODS & MEATS - 2.8%
China Yurun Food Group Ltd.*	376,000	439,804
Tingyi Cayman Islands Holding Corp.*	272,000	314,124
Want Want China Holdings Ltd.	1,266,000	500,902
		1,254,830
REAL ESTATE MANAGEMENT & DEVELOPMENT - .6%
Sino-Ocean Land Holdings Ltd.*	574,000	285,104

TOTAL CHINA		11,855,453
(Cost $14,608,939)

HONG KONG - 19.2%

COMMUNICATIONS EQUIPMENT - .2%
VTech Holdings Ltd.	25,000	95,652

ELECTRONIC MANUFACTURING SERVICES - .9%
Ju Teng International Holdings Ltd.*	1,648,000	389,728

FERTILIZERS & AGRICULTURAL CHEMICALS - 1.2%
China BlueChemical Ltd.	998,000	524,224

GOLD - .5%
Zhaojin Mining Industry Co., Ltd.	307,500	240,499

MULTI-LINE INSURANCE - 1.2%
China Insurance International Holdings Co., Ltd.	410,000	521,143

OIL & GAS EXPLORATION & PRODUCTION - 2.0%
CNOOC Ltd.	1,068,000	919,116

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	399,400	482,083

REAL ESTATE MANAGEMENT & DEVELOPMENT - 6.8%
Cheung Kong Holdings Ltd.	93,000	858,034
Cheung Kong Infrastructure Holdings Ltd.	100,338	375,042
China Resources Land Ltd.	403,468	465,983
New World Development Ltd.	649,000	615,158
Sino Land Co.	552,000	529,230
Sun Hung Kai Properties Ltd.	26,000	230,332
		3,073,779
SPECIALIZED FINANCE - 2.2%
Hong Kong Exchanges and Clearing Ltd.	115,050	988,138

WIRELESS TELECOMMUNICATION SERVICES - 3.1%
China Mobile Ltd.	155,000	1,395,203

TOTAL HONG KONG		8,629,565
(Cost $9,315,729)

JAPAN - 2.2%

HOME ENTERTAINMENT SOFTWARE - 2.2%
Nintendo Co., Ltd.#	26,850	977,340
(Cost $999,369)

LUXEMBOURG - .7%

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - .7%
Jinxi Axle Co., Ltd.	112,311	307,844
(Cost $322,192)

SWITZERLAND - 2.4%

OIL & GAS DRILLING - 2.4%
Transocean Ltd.*	20,000	1,092,400
(Cost $1,223,232)

TAIWAN - 9.4%

COMPUTER HARDWARE - 1.0%
Acer Inc.	365,495	453,897

CONSTRUCTION MATERIALS - .7%
Taiwan Cement Corp.*	476,000	317,586

DIVERSIFIED BANKS - .6%
First Financial Holding Co., Ltd.*	604,000	259,636

ELECTRICAL COMPONENTS & EQUIPMENT -1.2%
Cheng Uei Precision Industry Co., Ltd.*	281,000	274,663
Simplo Technology Co., Ltd.*	110,480	269,804
		544,467
INTEGRATED TELECOMMUNICATION SERVICES - 1.5%
Chunghwa Telecom Co., Ltd.*	431,450	652,876

LEISURE PRODUCTS - .8%
Giant Manufacturing Co., Ltd.*	141,060	299,114

OTHER DIVERSIFIED FINANCIAL SERVICES - .8%
Fubon Financial Holding Co., Ltd.*	598,000	358,672

SEMICONDUCTORS - 1.5%
Macronix International*	1,609,000	418,690
MediaTek Inc.*	38,000	273,576
		692,266
STEEL - 1.3%
China Steel Corp.*	883,000	595,950

TOTAL TAIWAN		4,174,464
(Cost 4,874,061)

TOTAL COMMON STOCKS		43,484,007
(Cost $57,288,857)

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 3.6%
TIME DEPOSITS
Citibank London, .07%, 2/2/09	$1,623,098	1,623,098
(Cost $1,623,098)

Total Investments
(Cost $58,911,955)(a)	100.2%	45,107,105
Other Liabilities in Excess of Assets	(0.2)	(85,135)
Net Assets	100.0%	$45,021,970

* Non-income producing security.

# American Depositary Receipts.

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $58,911,955 amounted to $13,804,850 which consisted of aggregate gross unrealized appreciation of $830,392 and aggregate gross unrealized depreciation of $14,635,242

NOTE 1 — General:

Alger China-U.S. Growth Fund (the “Fund”) (formerly known as The China-U.S. Growth Fund) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. (“Alger Management”), the Fund’s investment manager. The Fund’s single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. Class C shares were first offered March 3, 2008, and are generally subject to a deferred sales charge.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

		Fair Value Measurements
Description	1/31/2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Alger China-U.S. Growth Fund
Trading securities	$45,107,105	$22,860,842	$22,246,263	$—
Total	$45,107,105	$22,860,842	$22,246,263	$—

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

By	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: March 31, 2009